Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Balances and transactions between Gogoro and its subsidiaries, which are related parties of Gogoro, have been eliminated on consolidation and are not disclosed in this note. Other than the transaction with Gold Sino as disclosed in Note 16, the Company's remaining transactions with related parties were immaterial for the years ended December 31, 2024, 2023 and 2022. The names and relationships of related-parties are disclosed below:

Related Party	Relationship with Gogoro
Nan Shan General Insurance Co., Ltd.	Related party in substance
Nan Shan Life Insurance Co., Ltd.	Related party in substance
Gold Sino Assets Limited	Major shareholder
Gogoro Philippines Inc.	Associate
Compensation of key management personnel

	For the Year Ended December 31
	2024	2023	2022
Share-based payments	$3,309	$11,438	$13,507
Short-term employee benefits	2,264	2,943	2,625
Post-employment benefits	13	17	14
	$5,586	$14,398	$16,146